Note 24 - Employee Benefits - Defined Benefit Plans Recognized in the Income Statement (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Service costs	R$ (51.4)	R$ (41.6)	R$ (42.5)
Administrative costs	(5.2)	(4.1)	(3.8)
(Gains) losses on settlement and curtailment	42.6	3.3	7.3
Income from operations	(14.0)	(42.4)	(39.0)
Financial costs	(117.2)	(105.3)	(103.0)
Total employee benefit expenses	R$ (131.2)	R$ (147.7)	R$ (142.0)